Average Annual Total Returns - Invesco DWA Energy Momentum ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	Dorsey Wright® Energy Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 1Year		Dorsey Wright® Energy Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 5Years		Dorsey Wright® Energy Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - Dorsey Wright® Energy Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - Dorsey Wright® Energy Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - Dorsey Wright® Energy Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Oct. 12, 2006	(35.94%)	(10.76%)	(6.04%)	(36.32%)	(11.09%)	(6.32%)	(21.17%)	(7.64%)	(4.11%)	(35.59%)	[1]	(10.29%)	[1]	[1]	(35.59%)	[2]	(10.29%)	[2]	(5.48%)	[2]	(33.68%)	(5.20%)	(2.67%)

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of March 18, 2013.
[2]	The “Blended-Dorsey Wright® Energy Technical Leaders™ Index” reflects the performance of the Dynamic Energy Sector Intellidex® Index, the former underlying index, prior to February 19, 2014, and the Underlying Index thereafter.